September 18, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4720

Re:	American Century Asset Allocation Portfolios, Inc. (the "Registrant") Post-Effective Amendment No. 11 (File No. 33-116351) under the Securities Act of 1933 (the “1933 Act”), and
Amendment No. 12 (File No. 811-21591) under the Investment Company Act of 1940
(collectively, the “Amendment”)

Ladies and Gentlemen:

Pursuant to Section 101(a) of Regulation S-T and Rule 485(a) under the 1933 Act, the Registrant hereby submits for filing the Amendment to the Registrant’s Registration Statement on Form N-1A.

The principal purposes of the Amendment are to add a summary section to each fund’s prospectus to incorporate new Form N-1A items.

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3226.

Sincerely,

/s/  Kathleen Gunja Nelson
Kathleen Gunja Nelson
Assistant Secretary

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com